DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 360	$ 385	$ 366
Direct commercial property expense	1,931	1,975	2,009
Loss allowance in commercial property operating expenses	49	99	31
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	713	679	749
Real estate taxes	580	610	619
Employee compensation and benefits	155	158	170
Depreciation and amortization	39	39	42
Lease expense	11	16	16
Other	$ 433	$ 473	$ 413